INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Percentage of transportation revenue from sources within the United States	50.00%
Revenue tax rate percentage	4.00%
Revenue tax expense	$ 0.0	$ 0.0	$ 0.0
Gross amount of distribution received from DNK	17.9
Withholding tax	$ 4.5